Segment Reporting - Schedule of Information about the Company's Segment (Details) - Segments Member[] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Information about the Company's Segment [Line Items]
Segment revenues:	$ 50,271,558	$ 37,719,270
Operating expenses:
Cost of goods sold	(38,418,852)	(28,309,509)
Online platform fees	(4,106,080)	(3,182,658)
Professional services	(3,234,870)	(2,622,118)
Salaries and benefits	(1,131,454)	(877,882)
Freight expenses	(471,002)	(195,294)
Rent or lease expense	(325,383)	(731,858)
Depreciation and amortization expenses	(308,676)	(91,424)
Material consumption expenses	(283,525)	(151,022)
Exhibition expenses	(215,035)	(261,183)
Office expense	(197,551)	(81,110)
Expenses of taxation	(110,046)	(9,640)
Other operating expenses	(181,951)	(170,482)
Total operating expenses	(48,984,425)	(36,684,180)
Income from operations	1,287,133	1,035,090
Interest income/(expense), net	104,500	109,405
Other gain/(loss), net	(129,473)	(206,527)
Total other income/(loss), net	1,262,160	937,968
Income tax expenses	(213,739)	(75,998)
Segment net income/(Loss)	$ 1,048,421	$ 861,970